CAPITAL RATIOS (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common Equity Tier 1 Capital to Risk Weighted Assets, Actual Amount	$ 68,467,000
Common Equity Tier 1 Capital to Risk Weighted Assets, Actual Ratio (as a percent)	14.29%
Common Equity Tier 1 Capital to Risk Weighted Assets, For Capital Adequacy Purposes, Amount	$ 21,555,000
Common Equity Tier 1 Capital to Risk Weighted Assets, For Capital Adequacy Purposes, Ratio (as a percent)	4.50%
Common Equity Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount
Common Equity Tier 1 Capital to Risk Weighted Assets To be Well Capitalized Under Prompt Corrective Action Provisions, Ratio
Tier I Capital to Adjusted Total Assets, Actual Amount	$ 68,467,000	$ 65,256,000
Tier I Capital to Adjusted Total Assets, Actual Ratio (as a percent)	10.28%	10.54%
Tier I Capital to Adjusted Total Assets, For Capital Adequacy Purposes, Amount	$ 26,651,000	$ 24,764,000
Tier I Capital to Adjusted Total Assets, For Capital Adequacy Purposes, Ratio (as a percent)	4.00%	4.00%
Tier I Capital to Adjusted Total Assets, To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount
Tier I Capital to Adjusted Total Assets,To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio (as a percent)
Tier 1 Capital to Risk Weighted Assets, Actual Amount	$ 68,467,000	$ 65,256,000
Tier 1 Capital to Risk Weighted Assets, Actual Ratio (as a percent)	14.29%	15.70%
Tier 1 Capital to Risk Weighted Assets, For Capital Adequacy Purposes, Amount	$ 28,740,000	$ 16,630,000
Tier 1 Capital to Risk Weighted Assets, For Capital Adequacy Purposes, Ratio (as a percent)	6.00%	4.00%
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio (as a percent)
Total Capital to Risk Weighted Assets, Actual Amount	$ 77,389,000	$ 73,210,000
Total Capital to Risk Weighted Assets, Actual Ratio (as a percent)	16.16%	17.61%
Total Capital to Risk Weighted Assets, For Capital Adequacy Purposes, Amount	$ 38,321,000	$ 33,260,000
Total Capital to Risk Weighted Assets, For Capital Adequacy Purposes, Ratio (as a percent)	8.00%	8.00%
Total Capital to Risk Weighted Assets, To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount
Total Capital to Risk Weighted Assets,To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio (as a percent)
Bank
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common Equity Tier 1 Capital to Risk Weighted Assets, Actual Amount	$ 71,273,000
Common Equity Tier 1 Capital to Risk Weighted Assets, Actual Ratio (as a percent)	14.89%
Common Equity Tier 1 Capital to Risk Weighted Assets, For Capital Adequacy Purposes, Amount	$ 21,546,000
Common Equity Tier 1 Capital to Risk Weighted Assets, For Capital Adequacy Purposes, Ratio (as a percent)	4.50%
Common Equity Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 31,122,000
Common Equity Tier 1 Capital to Risk Weighted Assets To be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.50%
Tier I Capital to Adjusted Total Assets, Actual Amount	$ 71,273,000	$ 67,995,000
Tier I Capital to Adjusted Total Assets, Actual Ratio (as a percent)	11.47%	11.22%
Tier I Capital to Adjusted Total Assets, For Capital Adequacy Purposes, Amount	$ 24,855,000	$ 24,235,000
Tier I Capital to Adjusted Total Assets, For Capital Adequacy Purposes, Ratio (as a percent)	4.00%	4.00%
Tier I Capital to Adjusted Total Assets, To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 31,069,000	$ 30,294,000
Tier I Capital to Adjusted Total Assets,To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio (as a percent)	5.00%	5.00%
Tier 1 Capital to Risk Weighted Assets, Actual Amount	$ 71,273,000	$ 67,995,000
Tier 1 Capital to Risk Weighted Assets, Actual Ratio (as a percent)	14.89%	16.36%
Tier 1 Capital to Risk Weighted Assets, For Capital Adequacy Purposes, Amount	$ 28,728,000	$ 16,623,000
Tier 1 Capital to Risk Weighted Assets, For Capital Adequacy Purposes, Ratio (as a percent)	6.00%	4.00%
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 38,303,000	$ 24,935,000
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio (as a percent)	8.00%	6.00%
Total Capital to Risk Weighted Assets, Actual Amount	$ 76,195,000	$ 71,949,000
Total Capital to Risk Weighted Assets, Actual Ratio (as a percent)	15.91%	17.31%
Total Capital to Risk Weighted Assets, For Capital Adequacy Purposes, Amount	$ 38,303,000	$ 33,247,000
Total Capital to Risk Weighted Assets, For Capital Adequacy Purposes, Ratio (as a percent)	8.00%	8.00%
Total Capital to Risk Weighted Assets, To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 47,879,000	$ 41,558,000
Total Capital to Risk Weighted Assets,To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio (as a percent)	10.00%	10.00%